REVENUE DISAGGREGATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUE DISAGGREGATION

4. REVENUE DISAGGREGATION

The Company’s disaggregated revenues consisted of the following:

	For the Three Months Ended March 31,
	2023	2022
Primary Geographical Markets
North America	$784,000	$1,012,000
Europe	-	19,000
Other	92,000	98,000
Total Revenue	$876,000	$1,129,000

Major Goods
Power supply units	$825,000	$1,096,000
EV chargers	51,000	33,000
Total Revenue	$876,000	$1,129,000

Timing of Revenue Recognition
Revenue recognized over time	$3,000	$-
Goods transferred at a point in time	873,000	1,129,000
Total Revenue	$876,000	$1,129,000

The following table provides the percentage of total revenue attributable to a single customer from which 10% or more of total revenue is derived:

	For the Three Months Ended		For the Three Months Ended
	March 31, 2023		March 31, 2022
	Total Revenue	Percentage of	Total Revenue	Percentage of
	by Major	Total Company	by Major	Total Company
	Customers	Revenue	Customer	Revenue
Customer A	$142,000	16%	$261,000	23%
Customer B	$97,000	11%	$165,000	12%

4. REVENUE DISAGGREGATION

The Company’s disaggregated revenues consisted of the following:

	For the Year Ended December 31,
	2022	2021
Primary Geographical Markets
North America	$4,514,000	$4,684,000
Europe	115,000	359,000
Other	893,000	303,000
Total Revenue	$5,522,000	$5,346,000

Major Goods
Power supply units	$5,214,000	$5,328,000
EV chargers	308,000	18,000
Total Revenue	$5,522,000	$5,346,000

Timing of Revenue Recognition
Revenue recognized over time	$22,000	$-
Goods transferred at a point in time	5,500,000	5,346,000
Total Revenue	$5,522,000	$5,346,000

The Company’s related party sales consisted of the following:

	For the Year Ended December 31,
	2022	2021
Related Party
Subsidiaries of Ault	$26,000	$23,000
Entities Ault holds an investment interest in	1,000	-
Total Revenue	$27,000	$23,000

The following table provides the percentage of total revenue attributable to a single customer from which 10% or more of total revenue is derived:

	For the Year Ended		For the Year Ended
	December 31, 2022		December 31, 2021
	Total Revenue	Percentage of	Total Revenue	Percentage of
	by Major	Total Company	by Major	Total Company
	Customers	Revenue	Customer	Revenue
Customer A	$935,000	17%	$933,000	17%
Customer B	$-	-%	$628,000	12%